UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital 'A' Ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Translation reserve [Member]	Hedging reserves [Member]	Accumulated surplus [Member]	Total
Balance at Dec. 31, 2020	$ 1,213	$ 16,187	$ (24,922)	$ (5,293)	$ 23	$ 10,573	$ (2,219)
Profit/(loss) for the period		0	0	0	0	819	819
Other comprehensive income/(loss)		0	0	203	0	0	203
Total comprehensive profit (loss)		0	0	203	0	819	1,022
Share-based payments		0	0	0	0	701	701
Balance at Jun. 30, 2021	1,213	16,187	(24,922)	(5,090)	23	12,093	(496)
Balance at Dec. 31, 2021	1,213	16,187	(24,922)	(5,379)	23	12,559	(319)
Profit/(loss) for the period		0	0	0	0	(21,985)	(21,985)
Other comprehensive income/(loss)		0	0	(60)	0	0	(60)
Total comprehensive profit (loss)		0	0	(60)	0	(21,985)	(22,045)
Shares issued during the period	750	37,110	0	0	0	0	37,860
Share-based payments		0	0	0	0	323	323
Balance at Jun. 30, 2022	$ 1,963	$ 53,297	$ (24,922)	$ (5,439)	$ 23	$ (9,103)	$ 15,819